Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The fair value of Plan assets by investment category and the corresponding level within the fair value hierarchy as of December 31, 2025 was as follows:

	As of December 31, 2025
	Investment Assets at Fair Value
	Level 1	Level 2	Level 3	Total
DXC Technology Stock Fund
DXC Technology common stock	28,025,069	—	—	28,025,069
Short term investment fund		265,952	—	265,952

Self-directed brokerage	89,316,104	—	—	89,316,104

Mutual Funds	16,070,799	—	—	16,070,799

Separately managed accounts:
International common stocks	3,733,965	—	—	3,733,965
U.S. common stocks	55,701,458	—	—	55,701,458
U.S. treasuries	—	10,395,154	—	10,395,154
U.S. government agencies	—	2,037,386	—	2,037,386
State and local obligations	—	27,498	—	27,498
Non-U.S. government funds	—	615,129	—	615,129
Agency mortgage backed securities	—	6,492,502	—	6,492,502
Asset and other mortgage backed securities	—	4,142,794	—	4,142,794
Corporate bonds	—	6,329,051	—	6,329,051
Short term investment fund	—	3,980,461	—	3,980,461

Short-term investment fund		157,224,916	—	157,224,916

Total assets in the fair value hierarchy	192,847,395	191,510,843	—	384,358,238

Investments measured at NAV
Commingled funds				2,370,087,826
Total investments				2,754,446,064
The fair value of Plan assets by investment category and the corresponding level within the fair value hierarchy as of December 31, 2024 was as follows:

	As of December 31, 2024
	Investment Assets at Fair Value
	Level 1	Level 2	Level 3	Total
DXC Technology Stock Fund
DXC Technology common stock	42,136,501	—	—	42,136,501
Short term investment fund	—	443,489	—	443,489

Self-directed brokerage	77,407,332	—	—	77,407,332

Mutual Funds	16,297,856	—	—	16,297,856

Separately managed accounts:
International common stocks	7,408,769	—	—	7,408,769
U.S. common stocks	53,285,598	—	—	53,285,598
U.S. treasuries	—	10,237,536	—	10,237,536
U.S. government agencies	—	3,027,937	—	3,027,937
State and local obligations	—	26,535	—	26,535
Non-U.S. government funds	—	402,898	—	402,898
Agency mortgage backed securities	—	7,353,885	—	7,353,885
Asset and other mortgage backed securities	—	2,536,053	—	2,536,053
Corporate bonds	—	7,428,974	—	7,428,974
Short term investment fund	—	152,083	—	152,083

Short-term investment fund	—	161,399,443	—	161,399,443

Total assets in the fair value hierarchy	196,536,056	193,008,833	—	389,544,889

Investments measured at NAV
Commingled funds				2,141,657,763
Total investments				2,531,202,652